Commitments, contingent liabilities and contingent assets - Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingent liabilities
Other tax contingencies included in tax liability	$ 935	$ 570	$ 691
Increase/Decrease in other tax contingencies included in tax liability	365
Accrued interest	184	106	85
Amount included within deferred tax liabilities	2,844	2,944	6,206
Amount included in deferred tax assets	4,718	3,263	4,330
Net tax liabilities with respect to uncertain tax positions	1,336	830	768
Income tax payable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	1,241	632	702
Income tax receivable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	337	113	82
Deferred tax liabilities
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	9	(20)	(17)
Deferred tax assets
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	441	291	(33)
Transfer pricing
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax liability	401	260	77
Increase in tax contingencies, transfer pricing	141
Maximum
Commitments and contingent liabilities
Potential additional tax liabilities related to other tax matters for which no tax liability has been recognised		280	325
Maximum amount of possible additional losses, other tax contingencies	293	209	273
Maximum | Transfer pricing
Commitments and contingent liabilities
Maximum amount of possible additional losses, transfer pricing	$ 386	$ 245	$ 48